Share Based Compensation (Details) - Schedule of restricted shares units to employees and directors outstanding	6 Months Ended
Jun. 30, 2022 shares
Share Based Compensation (Details) - Schedule of restricted shares units to employees and directors outstanding [Line Items]
Outstanding at beginning	10,000
Granted	22,500
Vested	1,666
Outstanding at ending	30,834
Vested as of June 30, 2022	1,666
Number of RSUs [Member]
Share Based Compensation (Details) - Schedule of restricted shares units to employees and directors outstanding [Line Items]
Outstanding at beginning	2,002,587
Granted	826,854
Vested	747,579
Outstanding at ending	2,081,862
Vested as of June 30, 2022	1,403,180